Share capital (Details 2)	9 Months Ended
Sep. 30, 2023 $ / shares
Statement [Line Items]
Expected dividend yield	0.00%
Bottom of the range [member]
Statement [Line Items]
Grant date share price	$ 93.60
Exercise price	$ 97.50
Risk free interest rate	3.08%
Expected life	9 months
Expected volatility	64.00%
Top of the range [member]
Statement [Line Items]
Grant date share price	$ 148.85
Exercise price	$ 703.30
Risk free interest rate	4.26%
Expected life	5 years
Expected volatility	109.00%